UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2019 – December 31, 2019

Item 1.  Schedule of Investments.

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2019

Shares	Security Description	Value
Long Positions - 101.8%
Common Stock - 63.1%
Communication Services - 9.2%
644	Alphabet, Inc., Class A (a)	$862,567
964	Alphabet, Inc., Class C (a)	1,288,888
16,100	Discovery, Inc., Class C (a)	490,889
7,609	Facebook, Inc., Class A (a)	1,561,747
4,791	MultiChoice Group, ADR (a)	39,047
35,159	ViacomCBS, Inc. (b)	1,475,623
		5,718,761
Consumer Discretionary - 13.3%
540	Booking Holdings, Inc. (a)	1,109,014
2,409	CarMax, Inc. (a)(c)	211,197
14,925	Delta Air Lines, Inc.	872,814
10,435	eBay, Inc.	376,808
9,132	Expedia Group, Inc.	987,535
29,620	General Motors Co. (b)	1,084,092
19,210	Gildan Activewear, Inc.	567,271
12,230	Mohawk Industries, Inc. (a)	1,667,927
3,211	Spark Networks SE, ADR (a)	14,546
3,315	The Walt Disney Co. (b)(c)	479,449
9,400	United Airlines Holdings, Inc. (a)	828,046
		8,198,699
Consumer Staples - 5.1%
2,353	AMERCO (a)	884,304
17,290	Philip Morris International, Inc.	1,471,206
2,800	The Kraft Heinz Co. (c)	89,964
16,595	US Foods Holding Corp. (a)(c)	695,165
		3,140,639
Financials - 16.1%
8,434	American Express Co.	1,049,949
4,699	Aon PLC	978,755
13,614	Bank of America Corp.	479,485
7,546	Berkshire Hathaway, Inc., Class B (a)	1,709,169
25,276	CBRE Group, Inc., Class A (a)	1,549,166
8,904	Citigroup, Inc. (b)	711,340
5,725	JPMorgan Chase & Co.	798,065
23,955	Prosus NV, ADR (a)	356,932
18,206	The Blackstone Group, Inc.	1,018,443
18,155	The Charles Schwab Corp. (b)	863,452
2,030	The Goldman Sachs Group, Inc. (b)	466,758
		9,981,514
Industrials - 7.5%
4,285	FedEx Corp. (b)	647,935
9,823	Jacobs Engineering Group, Inc.	882,400
53,186	Quanta Services, Inc. (c)	2,165,202
2,077	The Boeing Co. (b)(c)	676,604
1,650	Valmont Industries, Inc.	247,137
		4,619,278
Information Technology - 10.0%
6,654	Analog Devices, Inc. (c)	790,761
9,420	Apple, Inc. (c)	2,766,183
49,210	Covetrus, Inc. (a)	649,572
9,404	GoDaddy, Inc., Series A (a)	638,720
9,185	SS&C Technologies Holdings, Inc.	563,959
16,725	Tencent Holdings, Ltd., ADR	802,967
		6,212,162
Materials - 1.9%
8,921	PPG Industries, Inc.	1,190,864
Total Common Stock (Cost $33,182,318)		39,061,917
Shares	Security Description	Value
Money Market Fund - 31.2%
19,314,050	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (d)
	(Cost $19,314,050)	19,314,050
1

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2019

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 7.5%
Call Options Purchased - 6.2%
22	Caterpillar, Inc.	$170.00	02/20	$374,000	$572
21	Caterpillar, Inc.	160.00	02/20	336,000	2,478
600	Quanta Services, Inc.	50.00	05/20	3,000,000	15,000
332	SPDR S&P 500 ETF Trust	328.00	01/20	10,889,600	34,362
456	SPDR S&P 500 ETF Trust	0.00	01/20	14,820,000	81,624
3,750	SPDR S&P 500 ETF Trust	321.00	04/20	120,375,000	3,663,750
112	ViacomCBS, Inc.	40.00	06/20	448,000	49,000
Total Call Options Purchased (Premiums Paid $2,005,559)					3,846,786
Put Options Purchased - 1.3%
327	SPDR S&P 500 ETF Trust	255.00	01/20	10,524,822	981
600	SPDR S&P 500 ETF Trust	246.00	01/20	19,311,600	1,500
1,200	SPDR S&P 500 ETF Trust	300.00	04/20	38,623,200	393,600
1,806	SPDR S&P 500 ETF Trust	286.00	04/20	58,127,916	331,401
743	SPDR S&P 500 ETF Trust	255.00	04/20	23,914,198	37,150
655	SPDR S&P 500 ETF Trust	245.00	04/20	21,081,830	22,925
Total Put Options Purchased (Premiums Paid $2,433,168)					787,557
Total Purchased Options (Premiums Paid $4,438,727)					4,634,343
Total Long Positions - 101.8% (Cost $56,935,095)					63,010,310
Total Short Positions - (41.7)% (Proceeds $(25,675,602))					(25,776,072)
Total Written Options - (5.1)% (Premiums Received $(2,338,335))					(3,192,325)
Other Assets & Liabilities, Net - 45.0%					27,868,395
Net Assets - 100.0%					$61,910,308
2

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

DECEMBER 31, 2019

Shares	Security Description	Value
Short Positions - (41.7)%
Common Stock - (0.7)%
Industrials - (0.7)%
(2,800)	Caterpillar, Inc.
	(Proceeds $(406,679))	$(413,504)
Investment Company - (41.0)%
(78,800)	SPDR S&P 500 ETF Trust
	(Proceeds $(25,268,923))	(25,362,568)
Total Short Positions - (41.7)% (Proceeds $(25,675,602))		$(25,776,072)
3

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2019

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (5.1)%
Call Options Written - (4.8)%
(66)	Analog Devices, Inc.	$120.00	01/20	$784,344	$(10,560)
(94)	Apple, Inc.	260.00	03/20	2,760,310	(351,748)
(14)	CarMax, Inc.	90.00	01/20	122,738	(1,050)
(10)	CarMax, Inc.	85.00	01/20	87,670	(3,400)
(399)	Quanta Services, Inc.	45.00	05/20	1,624,329	(41,097)
(1,237)	SPDR S&P 500 ETF Trust	307.00	04/20	39,814,082	(2,544,509)
(7)	The Boeing Co.	390.00	01/20	228,032	(70)
(28)	The Kraft Heinz Co.	40.00	01/21	89,964	(2,996)
(33)	The Walt Disney Co.	155.00	01/20	477,279	(693)
(165)	US Foods Holding Corp.	40.00	01/20	691,185	(33,825)
Total Call Options Written (Premiums Received $(2,020,300))					(2,989,948)
Put Options Written - (0.3)%
(28)	Caterpillar, Inc.	115.00	05/20	322,000	(4,060)
(20)	Citigroup, Inc.	65.00	06/20	130,000	(2,240)
(38)	Comcast Corp.	42.50	06/20	161,500	(6,688)
(58)	DXC Technology Co.	30.00	01/20	174,000	(870)
(58)	Exxon Mobil Corp.	65.00	01/20	377,000	(725)
(13)	FedEx Corp.	140.00	01/20	182,000	(552)
(14)	FedEx Corp.	140.00	06/20	196,000	(9,170)
(66)	General Motors Co.	40.00	01/20	264,000	(22,440)
(16)	Johnson & Johnson	135.00	06/20	216,000	(5,600)
(16)	Johnson & Johnson	120.00	06/20	192,000	(1,984)
(32)	Occidental Petroleum Corp.	40.00	05/20	128,000	(8,592)
(456)	SPDR S&P 500 ETF Trust	0.00	01/20	14,227,200	(65,208)
(332)	SPDR S&P 500 ETF Trust	305.00	01/20	10,126,000	(24,568)
(6)	The Boeing Co.	300.00	01/20	180,000	(588)
(6)	The Boeing Co.	305.00	06/20	183,000	(10,560)
(53)	The Charles Schwab Corp.	30.00	01/20	159,000	(53)
(7)	The Goldman Sachs Group, Inc.	195.00	04/20	136,500	(1,544)
(7)	The Goldman Sachs Group, Inc.	205.00	06/20	143,500	(4,165)
(11)	The Walt Disney Co.	125.00	06/20	137,500	(2,343)
(46)	Twitter, Inc.	30.00	06/20	138,000	(10,879)
(18)	United Technologies Corp.	125.00	03/20	225,000	(1,206)
(18)	United Technologies Corp.	135.00	06/20	243,000	(6,750)
(56)	ViacomCBS, Inc.	35.00	01/21	196,000	(11,592)
Total Put Options Written (Premiums Received $(318,035))					(202,377)
Total Written Options - (5.1)% (Premiums Received $(2,338,335))					$(3,192,325)
4

ABSOLUTE CAPITAL OPPORTUNITIES FUND

NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2019

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Subject to put option written by the Fund.
(c)	Subject to call option written by the Fund.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communication Services	$5,718,761	$–	$–	$5,718,761
Consumer Discretionary	8,198,699	–	–	8,198,699
Consumer Staples	3,140,639	–	–	3,140,639
Financials	9,981,514	–	–	9,981,514
Industrials	4,619,278	–	–	4,619,278
Information Technology	6,212,162	–	–	6,212,162
Materials	1,190,864	–	–	1,190,864
Money Market Fund	–	19,314,050	–	19,314,050
Purchased Options	419,984	4,214,359	–	4,634,343
Investments at Value	$39,481,901	$23,528,409	$–	$63,010,310
Total Assets	$39,481,901	$23,528,409	$–	$63,010,310
Liabilities
Securities Sold Short
Common Stock	$(413,504)	$–	$–	$(413,504)
Investment Company	(25,362,568)	–	–	(25,362,568)
Securities Sold Short	$(25,776,072)	$–	$–	$(25,776,072)
Other Financial Instruments*
Written Options	(486,459)	(2,705,866)	–	(3,192,325)
Total Liabilities	$(26,262,531)	$(2,705,866)	$–	$(28,968,397)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

5

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2019

Shares	Security Description	Value
Common Stock - 27.0%
Communication Services - 1.2%
42,500	Liberty Global PLC, Class C (a)	$926,288
Consumer Discretionary - 2.7%
14,000	Anheuser-Busch InBev SA/NV, ADR	1,148,560
4,500	The TJX Cos., Inc.	274,770
4,500	The Walt Disney Co.	650,835
		2,074,165
Energy - 3.5%
45,000	Enbridge, Inc.	1,789,650
24,000	Schlumberger, Ltd.	964,800
		2,754,450
Financials - 7.8%
9,000	Berkshire Hathaway, Inc., Class B (a)	2,038,500
24,000	Brookfield Asset Management, Inc., Class A	1,387,200
28,000	Loews Corp.	1,469,720
9,000	The Bank of New York Mellon Corp.	452,970
5,500	The Howard Hughes Corp. (a)	697,400
		6,045,790
Health Care - 3.4%
15,000	CVS Health Corp.	1,114,350
30,000	Sanofi, ADR	1,506,000
		2,620,350
Industrials - 0.8%
15,000	ABB, Ltd., ADR	361,350
1,600	FedEx Corp.	241,936
		603,286
Information Technology - 1.1%
12,000	Cerner Corp.	880,680
Materials - 4.3%
19,005	Agnico Eagle Mines, Ltd.	1,170,898
33,000	Barrick Gold Corp.	613,470
26,833	Corteva, Inc.	793,183
11,833	DuPont de Nemours, Inc.	759,679
		3,337,230
Real Estate - 0.7%
17,500	Equity Commonwealth REIT (a)	574,525
Utilities - 1.5%
14,000	Dominion Energy, Inc.	1,159,480
Total Common Stock (Cost $17,682,577)		20,976,244

Principal	Security Description	Rate	Maturity	Value
Asset Backed Obligations - 0.3%
$39,425	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (b)	3.93%	03/25/36	35,279
23,244	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (b)	4.12	03/25/36	21,103
16,040	Banc of America Funding Corp., Series 2006-E 2A1 (b)	4.57	06/20/36	15,842
20,582	Banc of America Funding Corp., Series 2007-E 4A1 (b)	3.59	07/20/47	20,535
50,704	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	50,175
18,694	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	18,233
20,093	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	19,669
23,661	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5 1A1 (b)	4.30	09/25/47	22,451
40,583	IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (b)	3.95	09/25/36	35,002
14,363	JPMorgan Mortgage Trust, Series 2007-A2 4A1M (b)	4.13	04/25/37	13,255
22,081	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (b)	4.40	04/25/47	16,033
Total Asset Backed Obligations (Cost $176,417)				267,577

Shares	Security Description	Value
Investment Companies - 52.8%
1,543,895	Absolute Capital Opportunities Fund (a)(c)	18,063,570
2,178,790	Absolute Convertible Arbitrage Fund (c)	22,986,233
Total Investment Companies (Cost $38,247,733)		41,049,803
1

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2019

Shares	Security Description	Value
Money Market Fund - 10.1%
7,866,883	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (d)
	(Cost $7,866,883)	$7,866,883

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 1.3%
Call Options Purchased - 0.9%
1,500	Alerian MLP ETF	$8.00	01/21	$1,200,000	114,000
2,000	Energy Select Sector SPDR Fund ETF	65.21	03/20	13,042,000	80,000
2,000	Invesco DB Agriculture Fund ETF	20.00	01/20	4,000,000	2,000
1,750	SPDR S&P 500 ETF Trust	335.00	03/20	58,625,000	390,250
1,000	SPDR S&P Metals & Mining ETF	32.00	03/20	3,200,000	35,500
1,000	VanEck Vectors Oil Services ETF	17.00	01/20	1,700,000	1,000
2,000	VanEck Vectors Oil Services ETF	15.00	04/20	3,000,000	76,000
Total Call Options Purchased (Premiums Paid $606,860)					698,750
Put Options Purchased - 0.4%
1,500	Financial Select Sector SPDR Fund ETF	26.00	01/20	4,617,000	3,000
1,500	Invesco QQQ Trust ETF	210.00	01/20	31,891,500	222,000
2,000	iShares iBoxx High Yield Corporate Bond ETF	85.00	04/20	17,588,000	111,000
Total Put Options Purchased (Premiums Paid $586,636)					336,000
Total Purchased Options (Premiums Paid $1,193,496)					1,034,750
Investments, at value - 91.5% (Cost $65,167,106)					$71,195,257
Total Written Options - (0.3)% (Premiums Received $(241,791))					(199,375)
Other Assets & Liabilities, Net - 8.8%					6,799,117
Net Assets - 100.0%					$77,794,999
2

ABSOLUTE STRATEGIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2019

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (0.3)%
Call Options Written - (0.1)%
(1,750)	SPDR S&P 500 ETF Trust (Premiums Received $(47,431))	$350.00	03/20	$56,325,500	$(53,375)
Put Options Written - (0.2)%
(1,500)	Invesco QQQ Trust ETF	204.00	01/20	30,600,000	(96,000)
(2,000)	iShares iBoxx High Yield Corporate Bond ETF	81.00	04/20	16,200,000	(50,000)
Total Put Options Written (Premiums Received $(194,360))					(146,000)
Total Written Options - (0.3)% (Premiums Received $(241,791))					$(199,375)
3

ABSOLUTE STRATEGIES FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2019

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2019.
(c)	Affiliated Company.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

At December 31, 2019, the Fund held the following exchange traded futures contracts:

Contracts	Description	Expiration Date	Notional Contract Value	Value	Net Unrealized Depreciation
(100)	NASDAQ 100 E-MINI MAR20	03/20/20	$(17,425,765)	$(17,504,500)	$(78,735)
(180)	S&P500 EMINI FUT MAR20	03/19/20	(28,972,069)	(29,079,900)	(107,831)
			$(46,397,834)	$(46,584,400)	$(186,566)

Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Investment Companies
Absolute Capital Opportunities Fund	Balance 3/31/2019	Gross Additions	Gross Reductions	Change in Unrealized Depreciation	Balance 12/31/2019	Realized Loss	Investment Income
Shares/ Principal	1,713,508	–	169,613	–	1,543,895
Cost	$18,084,900	$–	$2,098,112	$–	$15,986,788	$(98,111)	$–
Value	19,705,339	–	–	456,343	18,063,570

Absolute Convertible Arbitrage Fund	Balance 3/31/2019	Gross Additions	Gross Reductions	Change in Unrealized Depreciation	Balance 12/31/2019	Realized Gain	Investment Income
Shares/ Principal	2,314,548	52,797	188,555	–	2,178,790
Cost	$23,636,935	$557,541	$1,933,531	$–	$22,260,945	$476,696	$147,314
Value	24,279,613	–	–	82,610	22,986,233

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

ABSOLUTE STRATEGIES FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communication Services	$926,288	$–	$–	$926,288
Consumer Discretionary	2,074,165	–	–	2,074,165
Energy	2,754,450	–	–	2,754,450
Financials	6,045,790	–	–	6,045,790
Health Care	2,620,350	–	–	2,620,350
Industrials	603,286	–	–	603,286
Information Technology	880,680	–	–	880,680
Materials	3,337,230	–	–	3,337,230
Real Estate	574,525	–	–	574,525
Utilities	1,159,480	–	–	1,159,480
Asset Backed Obligations	–	267,577	–	267,577
Investment Companies	41,049,803	–	–	41,049,803
Money Market Fund	–	7,866,883	–	7,866,883
Purchased Options	886,250	148,500	–	1,034,750
Investments at Value	$62,912,297	$8,282,960	$–	$71,195,257
Total Assets	$62,912,297	$8,282,960	$–	$71,195,257
Liabilities
Other Financial Instruments*
Written Options	(146,000)	(53,375)	–	(199,375)
Futures	(186,566)	–	–	(186,566)
Total Other Financial Instruments*	$(332,566)	$(53,375)	$–	$(385,941)
Total Liabilities	$(332,566)	$(53,375)	$–	$(385,941)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

5

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019

Principal	Security Description	Rate	Maturity	Value
Long Positions - 99.7%
Corporate Convertible Bonds - 88.0%
Communication Services - 13.6%
$1,500,000	8x8, Inc. (a)	0.50%	02/01/24	$1,500,896
1,000,000	FireEye, Inc. (b)	1.63	06/01/35	970,217
1,250,000	FireEye, Inc. (b)	0.88	06/01/24	1,262,702
500,000	Global Eagle Entertainment, Inc. (b)(c)	2.75	02/15/35	243,915
1,000,000	Harmonic, Inc. (a)	2.00	09/01/24	1,141,900
2,000,000	Infinera Corp. (b)	2.13	09/01/24	2,121,239
2,000,000	InterDigital, Inc. (a)	2.00	06/01/24	1,998,700
2,000,000	Q2 Holdings, Inc.	0.75	02/15/23	3,035,914
2,500,000	Snap, Inc. (a)	0.75	08/01/26	2,607,224
1,000,000	Twitter, Inc.	0.25	06/15/24	968,750
1,151,000	Twitter, Inc., Series 2014	1.00	09/15/21	1,122,225
1,500,000	Vonage Holdings Corp. (a)	1.75	06/01/24	1,346,844
				18,320,526
Consumer Discretionary - 8.0%
2,000,000	Chegg, Inc. (b)	0.25	05/15/23	3,042,000
1,500,000	Guess?, Inc. (a)	2.00	04/15/24	1,649,062
1,498,000	Live Nation Entertainment, Inc.	2.50	03/15/23	1,830,406
2,000,000	MercadoLibre, Inc.	2.00	08/15/28	2,990,926
1,500,000	Wayfair, Inc. (a)	1.00	08/15/26	1,326,636
				10,839,030
Consumer Staples - 3.9%
1,600,000	Flexion Therapeutics, Inc. (b)	3.38	05/01/24	1,715,062
1,500,000	FTI Consulting, Inc.	2.00	08/15/23	1,884,160
1,500,000	The Chefs' Warehouse, Inc. (a)	1.88	12/01/24	1,657,960
				5,257,182
Energy - 2.6%
1,500,000	Helix Energy Solutions Group, Inc. (b)	4.13	09/15/23	1,942,500
1,500,000	Newpark Resources, Inc. (b)	4.00	12/01/21	1,546,470
				3,488,970
Financials - 3.3%
61,000	Encore Capital Group, Inc. (b)	3.00	07/01/20	61,815
1,526,000	Encore Capital Group, Inc. (b)	2.88	03/15/21	1,505,899
950,000	Encore Capital Group, Inc. (a)	3.25	10/01/25	1,028,685
1,500,000	Zillow Group, Inc. (a)	0.75	09/01/24	1,832,524
				4,428,923
Health Care - 13.4%
1,000,000	Accuray, Inc. (a)(b)(c)	3.75	07/15/22	893,679
500,000	Allscripts Healthcare Solutions, Inc. (a)(b)	0.88	01/01/27	491,570
1,000,000	CONMED Corp. (a)	2.63	02/01/24	1,385,049
1,565,000	Exact Sciences Corp. (b)	1.00	01/15/25	2,263,381
1,750,000	Heska Corp. (a)	3.75	09/15/26	2,332,804
1,500,000	Inovio Pharmaceuticals, Inc. (a)	6.50	03/01/24	1,256,201
1,514,000	Insulet Corp.	1.38	11/15/24	2,883,627
500,000	Insulet Corp. (a)	0.38	09/01/26	520,994
1,000,000	Ironwood Pharmaceuticals, Inc. (a)	1.50	06/15/26	1,201,167
1,000,000	Pacira BioSciences, Inc.	2.38	04/01/22	1,042,013
1,000,000	Retrophin, Inc.	2.50	09/15/25	777,700
500,000	Supernus Pharmaceuticals, Inc.	0.63	04/01/23	455,085
2,000,000	Tabula Rasa HealthCare, Inc. (a)	1.75	02/15/26	2,008,750
500,000	Theravance Biopharma, Inc. (b)	3.25	11/01/23	519,098
				18,031,118
Industrials - 15.8%
1,500,000	Aerojet Rocketdyne Holdings, Inc.	2.25	12/15/23	2,728,156
2,234,000	Chart Industries, Inc. (a)	1.00	11/15/24	2,946,864
1,500,000	Granite Construction, Inc. (a)	2.75	11/01/24	1,629,652
1,859,000	Kaman Corp. (b)	3.25	05/01/24	2,234,518
1,434,000	KBR, Inc. (a)	2.50	11/01/23	1,905,427
1,005,000	Knowles Corp.	3.25	11/01/21	1,308,644
2,200,000	Mesa Laboratories, Inc.	1.38	08/15/25	2,399,010
467,000	Team, Inc.	5.00	08/01/23	490,083
425,000	TimkenSteel Corp. (b)	6.00	06/01/21	440,279
1,500,000	TTM Technologies, Inc. (b)	1.75	12/15/20	2,370,800

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019

Principal	Security Description	Rate	Maturity	Value
Industrials - 15.8%
$1,570,000	Vishay Intertechnology, Inc. (b)	2.25%	06/15/25	$1,576,739
1,200,000	Winnebago Industries, Inc. (a)	1.50	04/01/25	1,287,697
				21,317,869
Information Technology - 25.8%
1,500,000	Altair Engineering, Inc.	0.25	06/01/24	1,541,250
2,000,000	Alteryx, Inc. (a)(b)	1.00	08/01/26	1,879,179
1,000,000	Blackline, Inc. (a)	0.13	08/01/24	1,000,625
1,500,000	CyberArk Software, Ltd. (a)(d)	0.00	11/15/24	1,556,504
2,500,000	Envestnet, Inc.	1.75	06/01/23	3,004,120
500,000	Everbridge, Inc. (a)(b)	0.13	12/15/24	496,625
1,000,000	Evolent Health, Inc.	1.50	10/15/25	707,529
2,000,000	Five9, Inc. (b)	0.13	05/01/23	3,383,019
1,000,000	Guidewire Software, Inc.	1.25	03/15/25	1,180,120
1,000,000	Impinj, Inc. (a)	2.00	12/15/26	981,900
1,973,000	Insight Enterprises, Inc. (a)	0.75	02/15/25	2,335,613
1,000,000	j2 Global, Inc. (a)	1.75	11/01/26	1,019,490
1,300,000	LivePerson, Inc. (a)	0.75	03/01/24	1,563,828
1,000,000	Lumentum Holdings, Inc. (a)	0.50	12/15/26	1,087,500
2,000,000	Perficient, Inc.	2.38	09/15/23	2,728,188
1,000,000	Pluralsight, Inc. (a)	0.38	03/01/24	870,423
2,000,000	SailPoint Technologies Holding, Inc. (a)	0.13	09/15/24	2,161,481
1,200,000	Sea, Ltd. (a)	1.00	12/01/24	1,311,962
1,000,000	Silicon Laboratories, Inc.	1.38	03/01/22	1,331,571
691,000	Veeco Instruments, Inc.	2.70	01/15/23	653,181
1,500,000	Vocera Communications, Inc. (b)	1.50	05/15/23	1,487,331
1,000,000	Workiva, Inc. (a)	1.13	08/15/26	899,250
1,500,000	Zynga, Inc. (a)	0.25	06/01/24	1,531,875
				34,712,564
Materials - 1.6%
639,000	SSR Mining, Inc. (b)	2.88	02/01/33	649,384
1,150,000	SSR Mining, Inc. (a)	2.50	04/01/39	1,494,425
				2,143,809
Total Corporate Convertible Bonds (Cost $107,048,715)				118,539,991
Shares	Security Description	Value
Money Market Fund - 11.7%
15,747,096	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (b)(e)
	(Cost $15,747,096)	15,747,096
Total Long Positions - 99.7% (Cost $122,795,811)		134,287,087
Total Short Positions - (44.3)% (Proceeds $(54,204,257))		(59,608,551)
Other Assets & Liabilities, Net - 44.6%		59,989,494
Net Assets - 100.0%		$134,668,030

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2019

Shares	Security Description	Value
Short Positions - (44.3)%
Common Stock - (44.3)%
Communication Services - (6.6)%
(34,038)	8x8, Inc.	$(622,895)
(25,794)	FireEye, Inc.	(426,375)
(80,800)	Harmonic, Inc.	(630,240)
(136,519)	Infinera Corp.	(1,083,961)
(7,500)	InterDigital, Inc.	(408,675)
(38,421)	Perficient, Inc.	(1,770,055)
(27,914)	Q2 Holdings, Inc.	(2,263,267)
(69,779)	Snap, Inc.	(1,139,491)
(7,250)	Twitter, Inc.	(232,363)
(32,300)	Vonage Holdings Corp.	(239,343)
		(8,816,665)
Consumer Discretionary - (5.0)%
(57,978)	Chegg, Inc.	(2,197,946)
(35,692)	Guess?, Inc.	(798,787)
(14,050)	Live Nation Entertainment, Inc.	(1,004,153)
(3,735)	MercadoLibre, Inc.	(2,136,196)
(6,100)	Wayfair, Inc., Class A	(551,257)
		(6,688,339)
Consumer Staples - (1.8)%
(30,500)	Flexion Therapeutics, Inc.	(631,350)
(9,105)	FTI Consulting, Inc.	(1,007,559)
(21,743)	The Chefs' Warehouse, Inc.	(828,626)
		(2,467,535)
Energy - (1.0)%
(100,698)	Helix Energy Solutions Group, Inc.	(969,722)
(62,500)	Newpark Resources, Inc.	(391,875)
		(1,361,597)
Financials - (1.3)%
(19,680)	Encore Capital Group, Inc.	(695,885)
(23,640)	Zillow Group, Inc.	(1,086,022)
		(1,781,907)
Health Care - (7.3)%
(60,900)	Accuray, Inc.	(171,738)
(19,500)	Allscripts Healthcare Solutions, Inc.	(191,393)
(8,355)	CONMED Corp.	(934,340)
(15,300)	Exact Sciences Corp.	(1,414,944)
(15,850)	Heska Corp.	(1,520,649)
(195,800)	Inovio Pharmaceuticals, Inc.	(646,140)
(15,839)	Insulet Corp.	(2,711,637)
(55,617)	Ironwood Pharmaceuticals, Inc.	(740,262)
(4,294)	Pacira BioSciences, Inc.	(194,518)
(14,702)	Retrophin, Inc.	(208,768)
(2,100)	Supernus Pharmaceuticals, Inc.	(49,812)
(16,000)	Tabula Rasa HealthCare, Inc.	(778,880)
(8,200)	Theravance Biopharma, Inc.	(212,298)
		(9,775,379)
Industrials - (9.5)%
(50,955)	Aerojet Rocketdyne Holdings, Inc.	(2,326,605)
(27,800)	Chart Industries, Inc.	(1,876,222)
(29,339)	Granite Construction, Inc.	(811,810)
(16,300)	Kaman Corp.	(1,074,496)
(42,562)	KBR, Inc.	(1,298,141)
(38,400)	Knowles Corp.	(812,160)
(5,050)	Mesa Laboratories, Inc.	(1,259,470)
(11,850)	Team, Inc.	(189,245)
(12,090)	TimkenSteel Corp.	(95,027)
(132,351)	TTM Technologies, Inc.	(1,991,883)
(21,736)	Vishay Intertechnology, Inc.	(462,759)
(11,600)	Winnebago Industries, Inc.	(614,568)
		(12,812,386)

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2019

Shares	Security Description	Value
Information Technology - (11.2)%
(17,100)	Altair Engineering, Inc., Class A	$(614,061)
(5,905)	Alteryx, Inc.	(590,913)
(7,572)	Blackline, Inc.	(390,412)
(5,350)	CyberArk Software, Ltd.	(623,703)
(22,000)	Envestnet, Inc.	(1,531,860)
(2,600)	Everbridge, Inc.	(203,008)
(11,400)	Evolent Health, Inc., Class A	(103,170)
(41,139)	Five9, Inc.	(2,697,896)
(5,761)	Guidewire Software, Inc.	(632,385)
(19,434)	Impinj, Inc.	(502,563)
(19,656)	Insight Enterprises, Inc.	(1,381,620)
(4,140)	j2 Global, Inc.	(387,960)
(22,674)	LivePerson, Inc.	(838,938)
(6,404)	Lumentum Holdings, Inc.	(507,837)
(11,743)	Pluralsight, Inc., Class A	(202,097)
(42,037)	SailPoint Technologies Holding, Inc.	(992,073)
(14,600)	Sea, Ltd., ADR	(587,212)
(6,958)	Silicon Laboratories, Inc.	(806,989)
(3,800)	Veeco Instruments, Inc.	(55,803)
(24,485)	Vocera Communications, Inc.	(508,309)
(6,500)	Workiva, Inc.	(273,325)
(103,206)	Zynga, Inc.	(631,621)
		(15,063,755)
Materials - (0.6)%
(43,665)	SSR Mining, Inc.	(840,988)

Total Common Stock (Proceeds $(54,204,257))		(59,608,551)
Total Short Positions - (44.3)% (Proceeds $(54,204,257))		$(59,608,551)

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2019

ADR	American Depositary Receipt

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $54,140,965 or 40.2% of net assets.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Illiquid security.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

The following is a summary of the inputs used to value the Fund's investments and liabilities as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Corporate Convertible Bonds	$–	$118,539,991	$–	$118,539,991
Money Market Fund	–	15,747,096	–	15,747,096
Investments at Value	$–	$134,287,087	$–	$134,287,087
Total Assets	$–	$134,287,087	$–	$134,287,087

Liabilities
Securities Sold Short
Common Stock	$(59,608,551)	$–	$–	$(59,608,551)
Securities Sold Short	$(59,608,551)	$–	$–	$(59,608,551)
Total Liabilities	$(59,608,551)	$–	$–	$(59,608,551)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2019

Shares	Security Description	Value
Common Stock - 99.3%
Communication Services - 16.6%
1,650	Alphabet, Inc., Class C (a)	$2,206,083
176,000	CenturyLink, Inc.	2,324,960
66,000	Discovery, Inc., Class C (a)	2,012,340
		6,543,383
Consumer Staples - 1.5%
7,000	Anheuser-Busch InBev SA/NV, ADR	574,280
Energy - 8.1%
56,000	Enterprise Products Partners LP	1,576,960
90,000	Matador Resources Co. (a)	1,617,300
		3,194,260
Financials - 31.9%
59,000	Apollo Global Management, Inc.	2,814,890
4,400	Credit Acceptance Corp. (a)	1,946,252
11,500	Enstar Group, Ltd. (a)	2,378,890
16,000	JPMorgan Chase & Co.	2,230,400
53,000	The Blackstone Group, Inc., Class A	2,964,820
4,000	The Charles Schwab Corp.	190,240
		12,525,492
Health Care - 18.0%
9,000	Abbott Laboratories	781,740
6,000	Gilead Sciences, Inc.	389,880
38,000	Grifols SA, ADR	885,020
9,500	Laboratory Corp. of America Holdings (a)	1,607,115
60,000	RadNet, Inc. (a)	1,218,000
130,000	Teva Pharmaceutical Industries, Ltd., ADR (a)	1,274,000
3,900	Waters Corp. (a)	911,235
		7,066,990
Industrials - 11.5%
29,700	Advanced Drainage Systems, Inc.	1,153,548
17,000	Armstrong World Industries, Inc.	1,597,490
23,000	Westinghouse Air Brake Technologies Corp.	1,789,400
		4,540,438
Information Technology - 9.5%
190,000	BlackBerry, Ltd. (a)	1,219,800
16,000	Microsoft Corp.	2,523,200
		3,743,000
Materials - 2.2%
1,500	The Sherwin-Williams Co.	875,310
Total Common Stock (Cost $27,588,838)		39,063,153

Shares	Security Description	Exercise Price	Exp. Date	Value
Warrants - 0.0%
75,675	AgroFresh Solutions, Inc. (a)
	(Cost $171,744)	$11.50	07/31/20	$643
Investments, at value - 99.3% (Cost $27,760,582)				$39,063,796
Other Assets & Liabilities, Net - 0.7%				269,132
Net Assets - 100.0%				$39,332,928

ADR	American Depositary Receipt

LP	Limited Partnership
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

BECK, MACK & OLIVER PARTNERS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2019

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$39,063,796
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$39,063,796

The Level 1 value displayed in this table includes Common Stock and a Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2019

Shares	Security Description	Value
Money Market Fund - 104.3%
889,191	Dreyfus Treasury Securities Cash
	Management, Institutional Shares, 1.45% (a)
	(Cost $889,191)	$889,191
Investments, at value - 104.3% (Cost $889,191)		$889,191
Other Assets & Liabilities, Net - (4.3)%		(36,858)
Net Assets - 100.0%		$852,333

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Money Market Fund	$–	$889,191	$–	$889,191
Investments at Value	$–	$889,191	$–	$889,191

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

1

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2019

Shares	Security Description	Value
Equity Securities - 99.9%
Common Stock - 99.4%
Australia - 6.8%
70,822	Charter Hall Group REIT	$550,669
110,882	Charter Hall Retail REIT	332,255
449,738	Cromwell Property Group REIT	370,834
66,682	Kogan.com, Ltd.	355,167
199,261	Perenti Global, Ltd.	226,527
97,174	Regis Resources, Ltd.	295,953
192,981	Shopping Centres Australasia Property Group REIT	361,583
36,048	SmartGroup Corp., Ltd.	175,559
118,020	Whitehaven Coal, Ltd.	218,646
101,032	Zip Co., Ltd. (a)	250,983
		3,138,176
Austria - 2.5%
9,202	BAWAG Group AG (a)(b)	419,068
10,818	Vienna Insurance Group AG Wiener Versicherung Gruppe	308,218
14,953	Wienerberger AG	443,137
		1,170,423
Belgium - 1.6%
1,379	Barco NV	338,754
13,072	Bekaert SA	388,566
		727,320
Canada - 1.6%
10,390	BRP, Inc.	473,353
6,416	Genworth MI Canada, Inc.	280,742
		754,095
Denmark - 2.5%
9,883	GN Store Nord A/S	464,787
1,290	Rockwool International A/S, Class B	305,564
7,847	Topdanmark A/S	386,823
		1,157,174
Finland - 0.5%
7,448	Konecranes Oyj	228,911
France - 4.0%
5,140	Gaztransport Et Technigaz SA	492,377
2,875	Ipsen SA	254,766
10,987	Korian SA	516,627
9,418	Metropole Television SA	177,266
2,759	Nexity SA	138,584
10,480	Quadient	253,682
		1,833,302
Georgia - 0.5%
10,981	Bank of Georgia Group PLC	236,363
Germany - 5.0%
62,783	CECONOMY AG (a)	380,710
7,812	CTS Eventim AG & Co. KGaA	491,150
8,756	Deutsche EuroShop AG	259,487
23,940	Deutsche Pfandbriefbank AG (b)	390,987
20,379	Freenet AG	467,241
4,236	Gerresheimer AG	327,855
		2,317,430
Greece - 0.7%
13,870	Motor Oil Hellas Corinth Refineries SA	320,806
Hong Kong - 1.6%
109,000	Melco International Development, Ltd.	306,341
43,600	VTech Holdings, Ltd.	430,835
		737,176
Italy - 6.4%
17,871	ACEA SpA	369,646
75,847	Anima Holding SpA (b)	391,527
83,395	BPER Banca	419,359
31,900	Cerved Group SpA	311,127

Shares	Security Description	Value
Italy - 6.4% (continued)
65,596	Enav SpA (b)	$391,440
107,128	Hera SpA	468,645
124,005	Piaggio & C SpA	382,237
146,635	Saras SpA	235,865
		2,969,846
Japan - 28.8%
15,300	Adastria Co., Ltd.	350,483
14,600	Arcland Service Holdings Co., Ltd.	252,885
17,600	Azbil Corp.	499,710
14,700	Central Glass Co., Ltd.	362,714
56	Daiwa Office Investment Corp. REIT	429,838
21,000	DTS Corp.	492,071
17,600	Fancl Corp.	471,687
18,800	Fujitsu General, Ltd.	425,468
16,900	Geo Holdings Corp.	209,665
427	GLP J-Reit REIT	530,139
101,600	JVCKenwood Corp.	256,209
12,500	Kamigumi Co., Ltd.	275,988
31,700	Kandenko Co., Ltd.	306,045
28,900	Kanematsu Corp.	391,788
16,200	Kohnan Shoji Co., Ltd.	382,282
8,600	Matsumotokiyoshi Holdings Co., Ltd.	335,199
7,200	Meitec Corp.	407,528
12,000	NET One Systems Co., Ltd.	308,904
33,800	NHK Spring Co., Ltd.	309,521
14,600	Nihon Unisys, Ltd.	460,218
11,200	Nishio Rent All Co., Ltd.	321,090
17,400	Open House Co., Ltd.	501,238
55,500	Penta-Ocean Construction Co., Ltd.	345,806
7,200	Sankyu, Inc.	364,456
7,200	SCSK Corp.	375,721
25,200	Shinmaywa Industries, Ltd.	343,484
36,900	Shinoken Group Co., Ltd.	437,753
11,200	Ship Healthcare Holdings, Inc.	520,547
4,900	Sugi Holdings Co., Ltd.	259,758
17,300	Takasago Thermal Engineering Co., Ltd.	312,070
10,500	The Nisshin Oillio Group, Ltd.	365,768
14,000	Tokuyama Corp.	368,892
24,600	Tomy Co., Ltd.	320,815
9,500	Towa Pharmaceutical Co., Ltd.	248,834
12,800	Yamato Kogyo Co., Ltd.	323,019
9,900	Zenkoku Hosho Co., Ltd.	423,680
		13,291,273
Luxembourg - 0.9%
9,229	Corestate Capital Holding SA (a)	388,206
Netherlands - 3.9%
4,899	ASM International NV	550,345
9,376	ASR Nederland NV	350,849
77,884	Koninklijke BAM Groep NV	234,656
13,882	Signify NV (b)	433,820
9,239	Wereldhave NV REIT	208,511
		1,778,181
Norway - 0.9%
70,228	Golden Ocean Group, Ltd.	407,563
Portugal - 0.7%
297,958	Sonae SGPS SA	304,140
Singapore - 2.5%
284,400	Hi-P International, Ltd.	323,530
286,706	Mapletree Commercial Trust REIT	509,482
439,100	UMS Holdings, Ltd.	336,275
		1,169,287
1

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2019

Shares	Security Description	Value
South Korea - 1.2%
21,605	NICE Information Service Co., Ltd. (a)	$260,616
26,780	Partron Co., Ltd.	305,674
		566,290
Spain - 0.6%
40,190	Mediaset Espana Comunicacion SA	255,159
Sweden - 3.2%
21,741	Axfood AB	483,734
35,334	Getinge AB	656,405
20,230	Recipharm AB, Class B	321,819
		1,461,958
Switzerland - 5.9%
1,052	Bucher Industries AG	369,363
4,122	Cembra Money Bank AG	451,469
196	Forbo Holding AG	333,755
4,486	Huber + Suhner AG	355,988
2,005	Kardex AG	337,689
11,108	Logitech International SA, Class R	526,017
4,598	Sunrise Communications Group AG (a)(b)	361,312
		2,735,593
Taiwan - 0.4%
216,032	China Life Insurance Co., Ltd. (a)	184,489
United Kingdom - 16.7%
30,035	Aggreko PLC	331,245
25,293	Bovis Homes Group PLC	454,972
27,779	Dart Group PLC	623,325
7,237	Dialog Semiconductor PLC (a)	366,191
13,581	Diploma PLC	364,105
170,773	Dixons Carphone PLC	326,189
17,936	Halma PLC	502,720
192,780	Hansteen Holdings PLC REIT	297,235
63,919	Howden Joinery Group PLC	569,471
43,950	Inchcape PLC	411,006
46,902	JD Sports Fashion PLC	520,246
170,861	Man Group PLC/Jersey	357,590
64,813	National Express Group PLC	403,158
137,458	Pets at Home Group PLC	509,087
34,767	Softcat PLC	530,523
187,651	Stagecoach Group PLC	397,700
35,431	Tate & Lyle PLC	356,776
13,017	The Go-Ahead Group PLC	380,710
		7,702,249
Total Common Stock (Cost $40,350,434)		45,835,410

Shares	Security Description	Rate	Value
Preferred Stock - 0.5%
Germany - 0.5%
3,294	Draegerwerk AG & Co. KGaA
	(Cost $197,972)	0.19%	205,805
Total Equity Securities (Cost $40,548,406)			46,041,215

Shares	Security Description	Value
Investment Company - 3.0%
20,179	iShares MSCI EAFE ETF
	(Cost $1,336,510)	1,401,230
Money Market Fund - 1.0%
481,311	Dreyfus Treasury Securities Cash Management, Institutional Shares, 1.45% (c)
	(Cost $481,311)	481,311
Investments, at value - 103.9% (Cost $42,366,227)		$47,923,756
Other Assets & Liabilities, Net - (3.9)%		(1,812,741)
Net Assets - 100.0%		$46,111,015

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,388,154 or 5.2% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$3,138,176	$–	$–	$3,138,176
Austria	1,170,423	–	–	1,170,423
Belgium	727,320	–	–	727,320
Canada	754,095	–	–	754,095
Denmark	1,157,174	–	–	1,157,174
Finland	228,911	–	–	228,911
France	1,833,302	–	–	1,833,302
Georgia	236,363	–	–	236,363
Germany	2,317,430	–	–	2,317,430
Greece	320,806	–	–	320,806
Hong Kong	737,176	–	–	737,176
Italy	2,969,846	–	–	2,969,846
Japan	13,291,273	–	–	13,291,273
Luxembourg	388,206	–	–	388,206
Netherlands	1,778,181	–	–	1,778,181
Norway	407,563	–	–	407,563
Portugal	304,140	–	–	304,140
Singapore	1,169,287	–	–	1,169,287
South Korea	566,290	–	–	566,290
Spain	255,159	–	–	255,159
Sweden	1,461,958	–	–	1,461,958
Switzerland	2,735,593	–	–	2,735,593
Taiwan	184,489	–	–	184,489
United Kingdom	7,702,249	–	–	7,702,249
Preferred Stock
Germany	205,805	–	–	205,805
2

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2019

	Level 1	Level 2	Level 3	Total
Investment Company	$1,401,230	$–	$–	$1,401,230
Money Market Fund	–	481,311	–	481,311
Investments at Value	$47,442,445	$481,311	$–	$47,923,756

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

MERK HARD CURRENCY FUND	DECEMBER 31, 2019
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds-64% (a)
Financials - Netherlands - 3.7%
$2,500,000	ING Bank NV, EMTN	EUR	0.700%	04/16/20	$2,812,537
Non-U.S. Government - Australia - 4.6%
4,900,000	Australia Government Bond (b)	AUD	4.500	04/15/20	3,473,308
Non-U.S. Government - New Zealand - 9.6%
10,680,000	New Zealand Government Bond	NZD	3.000	04/15/20	7,229,339
Non-U.S. Government - Sweden - 3.8%
25,000,000	Sweden Government Bond	SEK	5.000	12/01/20	2,799,491
Non-U.S. Government Agency - Germany - 4.7%
31,000,000	KFW	NOK	1.250	01/19/21	3,515,073
Non-U.S. Government Agency - Sweden - 11.3%
80,000,000	Kommuninvest I Sverige AB, MTN	SEK	0.750	02/16/20	8,548,116
Regional Agencies - Australia - 2.8%
3,000,000	Western Australian Treasury Corp.	AUD	2.500	07/22/20	2,122,273
Regional Authority - Australia - 3.1%
3,300,000	New South Wales Treasury Corp.	AUD	6.000	05/01/20	2,352,998
Regional Authority - Canada - 12.6%
4,200,000	Province of British Columbia Canada	CAD	3.700	12/18/20	3,294,148
3,900,000	Province of New Brunswick Canada	CAD	4.500	06/02/20	3,037,017
4,000,000	Province of Saskatchewan Canada	CAD	3.900	07/28/20	3,117,570
					9,448,735
Regional Authority - Norway - 2.9%
19,000,000	City of Oslo Norway	NOK	3.550	02/12/21	2,200,626
Supranational Bank - Luxembourg - 4.6%
3,000,000	European Financial Stability Facility, EMTN	EUR	1.750	10/29/20	3,426,580
Total Foreign Bonds (Cost $47,467,230)					47,929,076
Foreign Treasury Securities-13% (a)
Non-U.S. Government - Canada - 5.1%
5,000,000	Canadian Treasury Bill (c)	CAD	1.653	02/06/20	3,844,211
Non-U.S. Government - Norway - 7.8%
52,000,000	Norway Treasury Bill (b)(c)	NOK	1.122	09/16/20	5,870,953
Total Foreign Treasury Securities (Cost $9,494,503)					9,715,164
U.S. Government & Agency Obligations-5% (a)
U.S. Treasury Securities - 4.6%
3,500,000	U.S. Treasury Bill (d)
	(Cost $3,494,697)	USD	1.521	02/06/20	3,494,947

Shares	Security Description	Currency	Value in USD
Exchange Traded Product - 4.9%
247,800	VanEck Merk Gold Trust ETF (e)(f)
	(Cost $2,970,915)	USD	3,679,830

Shares	Security Description	Currency	Rate	Value in USD
Money Market Fund - 1.0%
744,351	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class (g)
	(Cost $744,351)	USD	1.495	744,351

Investments, at value - 87.1% (Cost $64,171,696)				$65,563,368
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.2%				120,374
Other Assets & Liabilities, Net – 12.7%				9,587,276
NET ASSETS – 100.0%				$75,271,018

EMTN	European Medium Term Note
ETF	Exchange Traded Fund
MTN	Medium Term Note

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
1

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $9,344,261 or 12.4% of net assets.

(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.
(e)	Affiliate.
(f)	Non-income producing security.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Exchange Traded Product
VanEck Merk Gold Trust ETF	Balance 3/31/2019	Gross Additions	Gross Reductions	Change in Unrealized Depreciation	Balance 12/31/2019	Realized Gain	Investment Income
Shares/Principal	477,800	–	(230,000)	–	247,800
Cost	$5,933,706	$–	$(2,962,791)	$–	$2,970,915	$382,844	$–
Value	6,053,726	–	–	588,895	3,679,830

As of December 31, 2019, the Merk Hard Currency Fund had the following forward currency contract outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
BNY Mellon Capital Markets, LLC	(4,800,000)	British Pound Sterling	01/08/20	$(6,486,139)	$126,550
	3,000,000	British Pound Sterling	01/08/20	4,008,129	(33,385)
	4,800,000	British Pound Sterling	01/08/20	6,332,381	27,209
					$120,374

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Foreign Bonds	$–	$47,929,076	$–	$47,929,076
Foreign Treasury Securities	–	9,715,164	–	9,715,164
U.S. Government & Agency Obligations	–	3,494,947	–	3,494,947
Exchange Traded Product	3,679,830	–	–	3,679,830
Money Market Fund	–	744,351	–	744,351
Investments, at value	$3,679,830	$61,883,538	$–	$65,563,368
Other Financial Instruments*
Forward Currency Contracts	–	153,759	–	153,759
Total Assets	$3,679,830	$62,037,297	$–	$65,717,127
Liabilities
Other Financial Instruments*
2

	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$–	$(33,385)	$–	$(33,385)
Total Liabilities	$–	$(33,385)	$–	$(33,385)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

 PAYSON TOTAL RETURN FUND

 SCHEDULE OF INVESTMENTS (Unaudited)

 DECEMBER 31, 2019

Shares	Security Description	Value
Common Stock - 98.4%
Consumer Discretionary - 10.0%
2,615	Amazon.com, Inc. (a)	$4,832,101
26,957	Aptiv PLC	2,560,106
10,931	The Home Depot, Inc.	2,387,112
49,546	The TJX Cos., Inc.	3,025,279
		12,804,598
Consumer Staples - 2.6%
10,325	Thermo Fisher Scientific, Inc.	3,354,283

Financial - 21.7%
54,976	Aflac, Inc.	2,908,230
24,040	American Express Co.	2,992,740
19,139	Berkshire Hathaway, Inc., Class B (a)	4,334,984
24,016	JPMorgan Chase & Co.	3,347,830
18,420	Mastercard, Inc., Class A	5,500,028
11,500	S&P Global, Inc. (a)	3,140,075
29,100	Visa, Inc., Class A	5,467,890
		27,691,777
Health Care - 16.3%
24,500	AbbVie, Inc.	2,169,230
20,457	Amgen, Inc.	4,931,569
23,621	Danaher Corp.	3,625,351
26,780	Johnson & Johnson	3,906,398
28,845	Merck & Co., Inc.	2,623,453
91,337	Pfizer, Inc.	3,578,584
		20,834,585
Industrials - 8.8%
14,000	AMETEK, Inc.	1,396,360
40,000	Colfax Corp. (a)	1,455,200
9,600	Cummins, Inc.	1,718,016
12,527	General Dynamics Corp.	2,209,136
10,630	Union Pacific Corp.	1,921,798
17,300	United Technologies Corp.	2,590,848
		11,291,358

Shares	Security Description	Value
Information Technology - 39.0%
17,804	Accenture PLC, Class A	$3,748,988
4,875	Alphabet, Inc., Class A (a)	6,529,526
19,027	Apple, Inc.	5,587,279
15,510	Broadcom, Inc.	4,901,470
23,075	CDW Corp.	3,296,033
66,853	Cisco Systems, Inc.	3,206,270
16,650	Facebook, Inc., Class A (a)	3,417,413
21,360	Fidelity National Information Services, Inc.	2,970,962
20,172	Fiserv, Inc. (a)	2,332,488
22,350	IBM	2,995,794
88,808	Intel Corp.	5,315,159
24,560	Microsoft Corp.	3,873,112
13,590	Texas Instruments, Inc.	1,743,461
		49,917,955
Total Common Stock (Cost $72,053,024)		125,894,556

Shares	Security Description	Rate	Value
Preferred Stock - 0.9%
Industrials - 0.9%
7,000	Colfax Corp. (Cost $945,909)	1.44%	1,104,320
Total Equity Securities (Cost $72,998,933)			126,998,876
Investments, at value - 99.3% (Cost $72,998,933)			$126,998,876
Other Assets & Liabilities, Net - 0.7%			865,841
Net Assets - 100.0%			$127,864,717

PLC	Public Limited Company

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

1

 PAYSON TOTAL RETURN FUND
 SCHEDULE OF INVESTMENTS (Unaudited)
 DECEMBER 31, 2019

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$125,894,556
Level 2 - Other Significant Observable Inputs	1,104,320
Level 3 - Significant Unobservable Inputs	–
Total	$126,998,876

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is Preferred Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	February 25, 2020

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	February 25, 2020